Subsequent Events	9 Months Ended
Sep. 30, 2026
Subsequent Events
Subsequent Events

19. Subsequent Events

Normal Course Issuer Bid (“NCIB”)

Subsequent to September 30, 2026, the Company repurchased and cancelled 249,943 common shares through its NCIB at an average price of $5.27 for a total cost of $1,316.